0TYPE 13F-HR
PERIOD 09/30/11
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 14, 2011

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,073,096MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101         4,122   430,675 SH    Sole             309,225       121,450
ABBOTT LABORATORIES                 Com 002824100         6,103   119,345 SH    Sole              86,975        32,370
AMERICAN ELECTRIC POWER             Com 025537101        21,227   558,320 SH    Sole             393,650       164,670
ALLSTATE CORPORATION                Com 020002101        15,267   644,450 SH    Sole             468,200       176,250
AVON PRODS INC                      Com 054303102         3,850   196,450 SH    Sole             142,950        53,500
BOEING                              Com 097023105        21,288   351,805 SH    Sole             252,875        98,930
BRISTOL-MYERS SQUIBB                Com 110122108        24,977   795,950 SH    Sole             572,150       223,800
BERKSHIRE HATHAWAY INC CL A         Com 084670108           214         2 SH    Sole                   2
COLGATE PALMOLIVE CO                Com 194162103         6,318    71,245 SH    Sole              51,875        19,370
CAPITAL ONE FINL CORP               Com 14040H105         3,724    93,975 SH    Sole              68,575        25,400
CONOCOPHILLIPS                      Com 20825C104        35,276   557,110 SH    Sole             404,700       152,410
CAMPBELL SOUP CO                    Com 134429109         5,079   156,910 SH    Sole             116,850        40,060
CVS CAREMARK CORP                   Com 126650100        34,172 1,017,325 SH    Sole             729,925       287,400
CHEVRON CORP                        Com 166764100        55,555   600,010 SH    Sole             434,440       165,570
DUPONT                              Com 263534109        30,412   760,863 SH    Sole             553,033       207,830
ENTERGY CORP                        Com 29364G103        18,772   283,185 SH    Sole             199,775        83,410
EXELON CORP                         Com 30161N101        20,580   482,985 SH    Sole             340,675       142,310
FREEPORT-MCMORAN COPPER&GOLD        Com 35671D857         4,629   152,025 SH    Sole             109,425        42,600
GENERAL DYNAMICS CORP               Com 369550108        12,425   218,410 SH    Sole             157,150        61,260
GENERAL ELECTRIC                    Com 369604103         4,614   303,125 SH    Sole             217,975        85,150
HOME DEPOT INC                      Com 437076102         5,185   157,745 SH    Sole             113,275        44,470
HEINZ                               Com 423074103        23,338   462,330 SH    Sole             331,650       130,680
HEWLETT PACKARD CO                  Com 428236103        12,166   541,915 SH    Sole             393,825       148,090
INTERNATIONAL BUSINESS MACHINES     Com 459200101        23,871   136,505 SH    Sole              99,245        37,260
INTEL CORP                          Com 458140100        56,031 2,626,235 SH    Sole           1,900,525       725,710
JOHNSON & JOHNSON                   Com 478160104        44,507   698,800 SH    Sole             502,110       196,690
KRAFT FOODS INC CL A                Com 50075N104        41,170 1,226,033 SH    Sole             879,429       346,604
COCA COLA CO                        Com 191216100         5,894    87,240 SH    Sole              63,450        23,790
LOCKHEED MARTIN CORP                Com 539830109         5,780    79,565 SH    Sole              57,225        22,340
LOWES COS INC                       Com 548661107         5,267   272,325 SH    Sole             197,825        74,500
MCDONALDS CORP                      Com 580135101        52,778   600,980 SH    Sole             435,950       165,030
MEDTRONIC INC                       Com 585055106        14,321   430,840 SH    Sole             313,050       117,790
METLIFE INC                         Com 59156R108         5,945   212,250 SH    Sole             154,250        58,000
ALTRIA GROUP INC                    Com 02209S103         8,446   315,020 SH    Sole             259,830        55,190
MERCK & CO. INC.                    Com 58933Y105        39,215 1,199,239 SH    Sole             862,089       337,150
NYSE EURONEXT                       Com 629491101        17,532   754,380 SH    Sole             562,000       192,380
PEPSICO INC                         Com 713448108         5,430    87,720 SH    Sole              63,850        23,870
PFIZER INC                          Com 717081103        28,013 1,584,469 SH    Sole           1,138,906       445,563
PROCTER & GAMBLE CO                 Com 742718109         5,612    88,830 SH    Sole              64,750        24,080
RAYTHEON CO                         Com 755111507        24,065   588,830 SH    Sole             430,250       158,580
SOUTHERN CO.                        Com 842587107        41,962   990,370 SH    Sole             707,500       282,870
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           501     4,430 SH    Sole               4,430
AT&T INC                            Com 00206R102        46,788 1,640,531 SH    Sole           1,189,016       451,515
TARGET CORP                         Com 87612E106        14,572   297,150 SH    Sole             215,850        81,300
TIME WARNER INC                     Com 887317303         8,495   283,455 SH    Sole             201,075        82,380
TEXAS INSTRS INC                    Com 882508104        27,776 1,042,245 SH    Sole             757,175       285,070
UNITEDHEALTH GROUP INC              Com 91324P102        66,437 1,440,515 SH    Sole           1,044,625       395,890
VERIZON COMMUNICATIONS              Com 92343V104        41,069 1,116,015 SH    Sole             810,915       305,100
WALGREEN CO                         Com 931422109        17,356   527,685 SH    Sole             383,675       144,010
WALMART STORES INC                  Com 931142103        35,147   677,200 SH    Sole             492,000       185,200
EXXON MOBIL CORP.                   Com 30231G102        19,823   272,935 SH    Sole             198,375        74,560

                                                   $1,073,096


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